Income Taxes - Schedule of (Loss) income before income tax expense (benefit) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Income Tax Examination [Line Items]
U.S. (loss) income	$ (14)		$ (27)
Non-U.S. (loss) income	(9)		(14)
Loss Before Income Tax Expense (Benefit)	$ (23)		$ (41)
Alight Holdings
Income Tax Examination [Line Items]
U.S. (loss) income		$ (28)		$ (88)
Non-U.S. (loss) income		(2)		(6)
Loss Before Income Tax Expense (Benefit)		$ (30)		$ (94)